Relationships with Third-Parties - Summary of Remuneration of Key Management Informations (Detail) € in Thousands								12 Months Ended
	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Oct. 29, 2010 Warrant	Dec. 31, 2019 EUR (€) Warrant Member shares	Dec. 31, 2018 EUR (€) Warrant Member shares	Dec. 31, 2017 EUR (€) Member shares
Disclosure of key management personnel compensation [line items]
Number of EMT members | Member								6	7	8
Number of warrants granted | Warrant	273,500	426,050	334,400	353,550	94,400	253,150	61,050	610,250	111,600
Number of warrants lapsed | Warrant								(24,999)	0
Exercised warrants | Warrant					100,000	253,150	61,050	0	4,500
Key management personnel of entity or parent [member]
Disclosure of key management personnel compensation [line items]
Short term employee benefits								€ 1,112	€ 740	€ 666
Post employee benefits								26	16	14
Share-based compensation								1,005	1,794	1,123
Other employment costs								75	27	30
Management fees								1,789	2,457	1,950
Total benefits								€ 4,006	€ 5,034	€ 3,783
Number of warrants granted								136,500	30,000	179,000
Number of warrants lapsed										(15,225)
Cumulative outstanding warrants | shares								295,500	259,000	306,500
Exercised warrants										168,000
Outstanding payables									€ 803	€ 461